Investment Risks	Jun. 23, 2025
Invesco Developing Markets Fund | Growth Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	“Growth Investing Risk” is removed from the Summary and Statutory Prospectuses.